Summary of Fair Value of Derivative Instruments on Consolidated Balance Sheets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument, Fair Value Disclosure [Abstract]
Assets (liabilities), net, Beginning Balances	$ 10,139	$ (29,188)
Change in derivative instruments designated as cash flow hedges	151,814	10,986	$ (12,307)
Reclassification of realized (gain) loss on derivative instruments designated as cash flow hedges	(12,709)	8,771	2,806
Unrealized gain on derivative instruments not designated as cash flow hedges		5,220
Cash settlements on early termination on interest rate swaps not designated as cash flow hedges		14,350
Assets (liabilities), net Ending Balances	$ 149,244	$ 10,139	$ (29,188)